Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Cash interest paid	$ 146.0	$ 102.1	$ 91.1
Income taxes paid	$ 0.6	$ 5.7	$ 4.8